Investment In Affiliates - Income Statement (Table) (Details) - Navios Containers - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Schedule Of Equity Method Investments [Line Items]
Revenue	$ 33,678	$ 31,508	$ 65,510	$ 61,425
Net income	$ 448	$ 4,487	$ 501	$ 7,528